STOCK OPTIONS AND WARRANTS (Detail Textuals 3) (USD $)	3 Months Ended		9 Months Ended		84 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012 Stock Options	Dec. 31, 2008 Stock Options	Sep. 30, 2012 Stock Options Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost						$ 493,335
Compensation cost expected to be recognized	$ 266,302	$ 18,433	$ 875,156	$ 148,049	$ 1,810,057	$ 440,269		$ 53,066
Unvested options granted							30,000